Receivables, Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Receivables Prepayments And Other Assets [Abstract]
Summary of Receivables, Prepayments and Other Assets

Receivables, prepayments and other assets consist of the following:

	As of December 31,
	2018	2019
	US$’000	US$’000
Prepayments and deposits(1)	6,621	3,703
Funds held by third party payment companies(2)	1,083	2
Employee advances	822	637
Accounts receivable	2,732	108
Stock receivables	—	8,000
Others	640	297
	11,898	12,747

(1)

Prepayments and deposits includes deposit placed with third party companies in the amount of US$ 445 thousand. The deposit placed with third party companies refers to amounts the Group expect to recover from third party companies according to the terms of service agreement. The deposit is measured at fair value at inception. The Group considers the probable future cash collectible according to the terms of the service agreement in estimating its fair value.

(2)

The Group has accounts with third party payment companies to facilitate the transfer of loan funds between to marketplace investors and borrowers for its marketplace lending service. The balance of funds held by third party payment companies mainly includes (i) funds received from borrowers but not yet transferred to accounts of marketplace investors due to the settlement time lag. The settlement time lag is generally less than 5 days; (ii) funds held on behalf of predictive selection technology loans marketplace investors.